Subsequent events (Narrative) (Details) - CAD ($)	1 Months Ended
	Apr. 27, 2021	Apr. 23, 2021
Marketed public offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued		13,667,755
Number of units issued pursuant to over-allotment option		1,067,755
Gross proceeds from issuing units		$ 6,466,708
Number of non-flow through share units issued		8,397,455
Non-flow through share units issued, price per unit		$ 0.45
Number of flow-through share units issued		5,270,300
Flow-through share units issued, price per unit		$ 0.51
Exercise price of warrants for units issued		$ 0.60
Offering commission		6.50%
Exercise price of compensation warrants issued		$ 0.45
Private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units issued	1,015,823
Number of non-flow through share units issued	600,000
Non-flow through share units issued, price per unit	$ 0.45
Number of flow-through share units issued	415,823
Flow-through share units issued, price per unit	$ 0.51
Exercise price of warrants for units issued	$ 0.60
Offering commission	6.50%